Provisions and Contingent Liabilities	3 Months Ended
Jan. 31, 2026
Provisions and Contingent Liabilities [Abstract]
Provisions and Contingent Liabilities
NOTE 17: PROVISIONS AND CONTINGENT

LIABILITIES
Other than as described below, there have been no new significant events or transactions except as previously

identified in Note 25 of the Bank’s 2025 Annual
Consolidated Financial Statements.
(a)

RESTRUCTURING CHARGES
The Bank continued to undertake certain

measures in the first quarter of 2026 to reduce

its cost base and achieve greater efficiency. In connection with this program, the Bank incurred $ 200

million pre-tax of restructuring charges during

the three months ended January 31, 2026.

The restructuring charges primarily
relate to: (i) employee severance and other

personnel-related costs recorded

as provisions, (ii) real estate optimization

mainly recorded as a reduction to buildings
and land, and (iii) asset impairment and

other rationalization, including certain

business wind-downs.
(b)

LEGAL AND REGULATORY MATTERS
In the ordinary course of business, the Bank

and its subsidiaries are involved in various

legal and regulatory actions, including but

not limited to civil claims and
lawsuits, regulatory examinations, investigations,

audits, and requests for information by

governmental, regulatory and self-regulatory

agencies and law
enforcement authorities in various jurisdictions,

in respect of our businesses and compliance

programs. The Bank establishes provisions

when it becomes
probable that the Bank will incur a loss and

the amount can be reliably estimated.

The Bank also estimates the aggregate range

of reasonably possible losses
(RPL) in its legal and regulatory actions (that

is, those which are neither probable nor

remote), in excess of provisions. However, the Bank does

not disclose the
specific possible loss associated with each underlying

matter given the substantial uncertainty associated

with each possible loss as described below and

the
negative consequences to the Bank’s resolution

of the matters that comprise the

RPL should individual possible losses be disclosed.

As at January 31, 2026, the
Bank’s RPL is from zero

to approximately $
448.6

million (October 31, 2025 – from
zero

to approximately $
440.7

million). The Bank’s provisions and RPL represent
the Bank’s best estimates based upon currently available

information for actions for which estimates

can be made, but there are a number of factors

that could
cause the Bank’s actual losses to be significantly

different from its provisions or RPL. For example,

the Bank’s estimates involve significant judgment

due to the
varying stages of the proceedings, the existence

of multiple defendants in many proceedings

whose share of liability has yet to be determined,

the numerous yet-
unresolved issues in many of the proceedings,

some of which are beyond the Bank’s control and/or

involve novel legal theories and interpretations,

the attendant
uncertainty of the various potential outcomes

of such proceedings, and the fact that the underlying

matters will change from time to time. In addition,

some actions
seek very large or indeterminate damages.

Refer to Note 25 of the Bank’s 2025 Annual Consolidated

Financial Statements for details on the Bank’s significant
legal and regulatory matters. Based on

the Bank’s current knowledge, and subject to

the factors listed above as well as other uncertainties

inherent in litigation and
regulatory matters, other than as described

below: (i) there have been no notable developments

to the matters previously identified in Note 25

of the Bank’s 2025
Annual Consolidated Financial Statements; and

(b) since October 31, 2025, no other legal

or regulatory matter has arisen or progressed

to the point that it would
reasonably be expected to result in a material

financial impact to the Bank.
As previously disclosed, on October 10, 2024,

the Bank announced that, following active

cooperation and engagement with authorities and

regulators, it
reached a resolution (the “Global Resolution”)

of previously disclosed investigations related

to its U.S. Bank Secrecy Act (BSA) and Anti-Money

Laundering (AML)
compliance programs (collectively, the “U.S. BSA/AML program”).

The Bank and certain of its U.S. subsidiaries

consented to orders with the Office of the
Comptroller of the Currency (OCC), the Federal

Reserve Board, and the Financial Crimes

Enforcement Network and entered into plea agreements

with the
Department of Justice (DOJ), Criminal

Division, Money Laundering and Asset

Recovery Section and the United States

Attorney’s Office for the District of New
Jersey. Details of the Global Resolution include: (i) a total payment of US$
3.088

billion ($
4.233

billion), all of which was provisioned during

the 2024 fiscal year;
(ii) TD Bank, N.A. (TDBNA) pleading guilty

to one count of conspiring to fail to maintain

an adequate AML program, failing

to file accurate currency transaction
reports (CTRs) and launder money and

TD Bank US Holding Company (TDBUSH)

pleading guilty to two counts of causing

TDBNA to fail to maintain an adequate
AML program and to fail to file accurate

CTRs; (iii) requirements to remediate the

Bank’s U.S. BSA/AML program; (iv) a requirement

to prioritize the funding and
staffing of the remediation, which includes Board

certifications for dividend distributions

from certain of the Bank’s U.S. subsidiaries to the

Bank; (v) formal
oversight of the U.S. BSA/AML remediation

through an independent compliance monitorship;

(vi) a prohibition against the average combined

total assets of TD’s
two U.S. banking subsidiaries (TDBNA and

TD Bank USA, N.A.) (collectively, the “U.S. Bank”) exceeding

US$
434

billion (representing the combined total assets
of the U.S. Bank as at September 30, 2024)

(the “Asset Limitation”), and if the

U.S. Bank does not achieve compliance with

all actionable articles in the OCC
consent orders (and for each successive

year that the U.S. Bank remains non-compliant),

the OCC may require the U.S. Bank to

further reduce total consolidated
assets by up to 7
%; (vii) the U.S. Bank being subject to OCC

supervisory approval processes for any

additions of new bank products, services,

markets, and
stores prior to the OCC’s acceptance of the

U.S. Bank’s improved AML policies and procedures,

to ensure the AML risk of new initiatives is appropriately
considered and mitigated; (viii) requirements

for the Bank and TD Group U.S. Holdings,

LLC (TDGUS) to retain a third party

to assess the effectiveness of the
corporate governance and U.S. management

structure and composition to adequately

oversee U.S. operations; (ix) requirements

to comply with the terms of the
plea agreements with the DOJ during a five-year

term of probation (which could be extended

as a result of the Bank failing to complete

the compliance
undertakings, failing to cooperate or to report

alleged misconduct as required, or

committing additional crimes); (x) an ongoing

obligation to cooperate with DOJ
investigations; and (xi) an ongoing obligation

to report evidence or allegations of violations

by the Bank, its affiliates, or their employees

that may be a violation of
U.S. federal law. The Bank is focused on meeting the

terms of the consent orders and plea agreements,

including meeting its requirements to remediate

the
Bank’s U.S. BSA/AML compliance programs.

During the first fiscal quarter of 2025, the

Bank fully paid the remainder of the monetary penalty

owed pursuant to the
consent orders and plea agreements that

were entered into as part of the Global Resolution.

The payment was covered by provisions previously

taken by the Bank
for this matter.
As previously disclosed, the Bank and

some former and current directors, officers and employees

have been named as defendants in proposed

class action
lawsuits in the United States and Canada

purporting to be brought on behalf of

the Bank’s shareholders alleging, among other things,

that a decline in the price of
the Bank’s shares was the result of misleading disclosures

with respect to the Bank’s AML compliance programs

and/or the potential outcomes of the government
agencies’ or regulators’ investigations.

The two proposed class actions filed in

the United States have been consolidated

under the caption
Tiessen v. The
Toronto-Dominion Bank, et al.,

in the United States District Court for

the Southern District of New York, and a consolidated amended complaint has been filed
which names TD Bank, N.A., TDBUSH,

and certain former and current officers as

defendants. On May 30, 2025, the defendants

filed a motion to dismiss in the
Tiessen

case, which is pending before the court. Out

of the three proposed class actions in Ontario,
Parkin v. The Toronto-Dominion Bank, et al.,

has been
identified as the lead action with the other

two Ontario actions being stayed. There remains

one further proposed class action in Quebec

which has been stayed.
The Parkin

certification hearing and the motion to seek

leave under the
Securities Act

(Ontario) was argued in part on February

17 to 20, 2026, with additional
dates to be scheduled. A putative shareholder

derivative action, captioned
Rubin v. Masrani, et al.,

has also been filed purportedly on behalf

of TD in the United
States in the Supreme Court of the State

of New York, New York County,

against certain former and current TD directors,

officers and employees, and certain of
TD’s U.S. affiliates and subsidiaries. The complaint asserts alleged breaches of duties and other

claims against the individual defendants in

connection with the
Bank’s U.S. BSA/AML compliance programs.

On October 31, 2025, TD filed a

motion to dismiss the
Rubin

action. Certain purported TD shareholders

have also
filed an application in the Ontario Superior

Court of Justice (
The Trustees of International Brotherhood of Electrical Workers,

et al., v. The Toronto-Dominion Bank,
et al.
) seeking leave to bring a shareholder derivative

action in the Delaware Court of Chancery

on behalf of TD and TDBUSH against certain

current and former
directors and officers. The motion to seek leave

is scheduled for April 21, 2026. All of

the proceedings are still in early stages. Losses

or damages cannot be
estimated at this time.
As previously disclosed, the Bank has been

named as defendant in a purported class

action lawsuit in the United States to be brought

on behalf of First Horizon
shareholders alleging that a decline in the price

of First Horizon shares was the result

of alleged misleading disclosures the

Bank made with respect to its U.S.
BSA/AML compliance programs and its

effect on the Bank’s contemplated merger with

First Horizon. The lawsuit also names some of

the Bank’s former and
current officers and a former employee as defendants.

On November 26, 2025, the court dismissed

plaintiffs’ complaint, but gave plaintiffs a final opportunity to
amend their complaint again to attempt

to address its deficiencies. On January

22, 2026, the plaintiffs did not amend their complaint

and instead filed a notice of
appeal. Losses or damages cannot be estimated

at this time.
As previously disclosed, the Bank is a defendant

in Canada and/or the United States in a

number of matters brought by customers, including

class actions,
alleging claims in connection with various

fees, practices and credit decisions. The

cases are in various stages of maturity and

include, among others: a Quebec
action against members of the financial

services industry (including the Bank) regarding

the existence and amount of the insufficient or

non-sufficient funds fee, a
Quebec action against certain brokers (including

TD Direct Investing) regarding disclosure

of foreign conversion fees, and a Quebec action

against members of
the automobile insurance industry (including

Primmum Insurance Company) regarding

underwriting practices in Quebec.
Refer to Note 15 for disclosures related

to tax matters.